1

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 92.3%

AEROSPACE & DEFENSE – 1.6%

Austal Ltd.	31,225	$53,499

Babcock International Group PLC	8,738	59,648

BAE Systems PLC	59,368	989,877

BWX Technologies, Inc.	6,039	600,820

General Dynamics Corp.	394	117,692

HEICO Corp.	155	37,408

Lockheed Martin Corp.	791	428,659

Northrop Grumman Corp.	1,002	485,289

Rheinmetall AG	518	282,433

TOTAL AEROSPACE & DEFENSE		$3,055,325

AIR FREIGHT & LOGISTICS – 0.5%

C.H. Robinson Worldwide, Inc.	201	17,899

DSV A/S	1,331	243,986

Expeditors International of Washington, Inc.	3,294	411,157

Sankyu, Inc.	1,497	51,564

SG Holdings Co. Ltd.	3,118	31,710

United Parcel Service, Inc., Class B	587	76,527

Yamato Holdings Co. Ltd.	8,999	109,751

ZTO Express Cayman, Inc.	3,145	60,059

TOTAL AIR FREIGHT & LOGISTICS		$1,002,653

AUTOMOBILE COMPONENTS – 0.7%

Aisin Corp.	978	33,622

Bridgestone Corp.	2,042	84,308

Continental AG	1,293	79,343

Fuyao Glass Industry Group Co. Ltd., Class H	50,221	262,262

Hankook Tire & Technology Co. Ltd.	1,627	52,766

Hyundai Mobis Co. Ltd.	692	110,831

Koito Manufacturing Co. Ltd.	6,220	93,235

NOK Corp.	2,113	31,355

Nokian Renkaat OYJ	6,766	61,743

Stanley Electric Co. Ltd.	7,562	150,554

Sumitomo Electric Industries Ltd.	2,515	38,781

Sumitomo Rubber Industries Ltd.	6,851	72,578

Tachi-S Co. Ltd.	3,281	43,913

Tokai Rika Co. Ltd.	3,630	50,135

Toyota Boshoku Corp.	5,480	75,009

TS Tech Co. Ltd.	5,116	68,661

Unipres Corp.	1,711	14,585

Valeo SE	5,724	65,572

TOTAL AUTOMOBILE COMPONENTS		$1,389,253

AUTOMOBILES – 1.0%

Dongfeng Motor Group Co. Ltd., Class H*	79,255	23,230

Honda Motor Co. Ltd.	31,168	342,670

Isuzu Motors Ltd.	57,325	791,158

Mercedes-Benz Group AG	3,617	239,411

Nissan Motor Co. Ltd.	29,848	96,873

Renault SA	2,320	112,585

Description	Number of Shares	Value

Subaru Corp.	4,749	$94,676

Suzuki Motor Corp.	6,670	78,341

Toyota Motor Corp.	308	6,063

Yamaha Motor Co. Ltd.	6,736	63,626

TOTAL AUTOMOBILES		$1,848,633

BANKS – 6.0%

77 Bank Ltd. (The)	2,277	72,047

ABN AMRO Bank NV	9,429	164,446

AIB Group PLC	20,114	115,372

Axis Bank Ltd., GDR	7,217	505,190

Banco Bradesco SA, ADR	56,516	125,466

Bank of America Corp.	12,855	518,185

Bank of Ireland Group PLC	9,660	109,511

Bank of Nova Scotia (The)	9,548	445,848

Bank of Nova Scotia (The)	9,417	439,491

BNP Paribas SA	3,058	210,022

BPER Banca SpA	24,293	142,024

CIMB Group Holdings Bhd	49,828	80,579

Dah Sing Financial Holdings Ltd.	11,819	30,936

DGB Financial Group, Inc.	8,525	50,466

DNB Bank ASA	19,447	401,930

Erste Group Bank AG	3,660	190,447

FinecoBank Banca Fineco SpA	80,811	1,373,086

First Citizens BancShares, Inc., Class A	170	354,907

HDFC Bank Ltd., ADR	12,429	745,864

HSBC Holdings PLC	44,550	403,190

ING Groep NV	11,031	199,966

JPMorgan Chase & Co.	1,795	381,976

Kasikornbank PCL	27,704	102,593

Kasikornbank PCL, NVDR	14,488	53,448

KB Financial Group, Inc., ADR	2,601	169,611

Mebuki Financial Group, Inc.	11,773	49,904

Mitsubishi UFJ Financial Group, Inc.	43,644	509,843

Mizuho Financial Group, Inc.	7,368	169,586

PNC Financial Services Group, Inc. (The)	1,217	220,399

Resona Holdings, Inc.	35,601	259,513

Royal Bank of Canada	4,728	528,328

San-In Godo Bank Ltd. (The)	5,990	57,579

Sberbank of Russia PJSC, ADR*,(1)	3,982	—

Security Bank Corp.	27,042	29,833

Shinhan Financial Group Co. Ltd., ADR	5,438	235,629

Societe Generale SA	7,737	200,793

Standard Chartered PLC	23,650	233,254

Sumitomo Mitsui Trust Holdings, Inc.	14,215	364,473

Tochigi Bank Ltd. (The)	14,320	34,317

Unicaja Banco SA	53,005	71,247

UniCredit SpA	8,990	369,280

Wells Fargo & Co.	16,696	990,741

TOTAL BANKS		$11,711,320

BEVERAGES – 1.4%

Ambev SA	43,008	87,823

July 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Asahi Group Holdings Ltd.	3,430	$127,190

Cia Cervecerias Unidas SA	10,195	56,296

Coca-Cola Co. (The)	4,924	328,628

Coca-Cola Icecek AS	1,175	30,016

Diageo PLC	16,364	508,879

Embotelladora Andina SA, Class B, ADR	3,320	63,512

Heineken NV	6,141	545,113

Kirin Holdings Co. Ltd.	17,311	246,194

PepsiCo., Inc.	2,151	371,413

Pernod Ricard SA	2,247	301,545

Suntory Beverage & Food Ltd.	1,648	59,647

Tsingtao Brewery Co. Ltd., Class H	10,987	70,243

TOTAL BEVERAGES		$2,796,499

BIOTECHNOLOGY – 0.4%

Argenx SE, ADR*	702	362,141

Keymed Biosciences, Inc.*	7,690	30,956

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	567	11,467

United Therapeutics Corp.*	1,059	331,774

Zai Lab Ltd., ADR*	2,806	53,398

Zai Lab Ltd.*	6,250	11,919

TOTAL BIOTECHNOLOGY		$801,655

BROADLINE RETAIL – 1.9%

Alibaba Group Holding Ltd.	29,708	293,930

Alibaba Group Holding Ltd., ADR	6,596	520,094

Amazon.com, Inc.*	13,618	2,546,294

ASKUL Corp.	11,160	158,604

Seria Co. Ltd.	3,990	90,691

TOTAL BROADLINE RETAIL		$3,609,613

BUILDING PRODUCTS – 0.5%

AGC, Inc.	2,320	83,613

Assa Abloy AB, Class B	8,182	248,993

Cie de Saint-Gobain SA	1,782	153,206

Lennox International, Inc.	799	466,217

Trane Technologies PLC	223	74,544

TOTAL BUILDING PRODUCTS		$1,026,573

CAPITAL MARKETS – 3.9%

Ares Management Corp., Class A	7,355	1,126,786

BlackRock, Inc.	157	137,610

Cboe Global Markets, Inc.	178	32,665

Charles Schwab Corp. (The)	2,989	194,853

CME Group, Inc.	610	118,163

CSC Financial Co. Ltd., Class H	200,169	141,681

Deutsche Boerse AG	731	149,839

Franklin Resources, Inc.	504	11,526

Hargreaves Lansdown PLC	673	9,560

Hong Kong Exchanges & Clearing Ltd.	10,178	301,972

Houlihan Lokey, Inc.	2,677	402,219

Intercontinental Exchange, Inc.	970	147,013

Intermediate Capital Group PLC	17,091	482,490

Japan Exchange Group, Inc.	975	23,099

KKR & Co., Inc.	5,442	671,815

London Stock Exchange Group PLC	3,098	377,155

MarketAxess Holdings, Inc.	64	14,306

Description	Number of Shares	Value

Moody’s Corp.	372	$169,811

Morgan Stanley	5,143	530,809

Nasdaq, Inc.	10,770	728,914

S&P Global, Inc.	1,856	899,659

Schroders PLC	4,549	22,971

SEI Investments Co.	190	12,890

T Rowe Price Group, Inc.	380	43,400

Tradeweb Markets, Inc., Class A	1,844	205,938

UBS Group AG	23,514	714,193

TOTAL CAPITAL MARKETS		$7,671,337

CHEMICALS – 2.0%

ADEKA Corp.	5,325	114,459

Air Liquide SA	713	130,147

Asahi Kasei Corp.	3,355	24,501

BASF SE	3,442	160,552

Celanese Corp.	1,803	254,494

China BlueChemical Ltd., Class H	93,979	23,456

Dow, Inc.	66	3,595

Element Solutions, Inc.	8,463	228,078

EMS-Chemie Holding AG	39	32,591

Evonik Industries AG	6,262	127,171

FMC Corp.	6,621	386,402

Fuso Chemical Co. Ltd.	4,127	107,579

Givaudan SA	27	132,485

KH Neochem Co. Ltd.	8,818	132,383

Linde PLC	1,649	747,822

Lintec Corp.	3,483	79,051

LyondellBasell Industries NV, Class A	353	35,109

Mitsubishi Gas Chemical Co., Inc.	7,995	152,957

Nippon Shokubai Co. Ltd.	6,920	75,549

Nissan Chemical Corp.	385	12,526

NOF Corp.	5,579	80,386

Sherwin-Williams Co. (The)	870	305,196

Shin-Etsu Chemical Co. Ltd.	8,483	382,119

Symrise AG	517	65,324

Valqua Ltd.	1,876	46,084

TOTAL CHEMICALS		$3,840,016

COMMERCIAL SERVICES & SUPPLIES – 1.6%

Aeon Delight Co. Ltd.	2,134	55,770

Cintas Corp.	630	481,282

Clean Harbors, Inc.*	2,549	608,523

Copart, Inc.*	20,533	1,074,492

Kokuyo Co. Ltd.	2,665	45,026

Prosegur Cia de Seguridad SA	20,177	37,471

Rollins, Inc.	415	19,883

Secom Co. Ltd.	1,421	91,271

Waste Connections, Inc.	3,520	625,750

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,039,468

COMMUNICATIONS EQUIPMENT – 1.0%

Arista Networks, Inc.*	1,449	502,151

Cisco Systems, Inc.	14,698	712,118

Motorola Solutions, Inc.	1,246	497,054

Nokia OYJ	32,106	125,818

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Telefonaktiebolaget LM Ericsson, Class B	20,857	$142,680

TOTAL COMMUNICATIONS EQUIPMENT		$1,979,821

CONSTRUCTION & ENGINEERING – 0.1%

Bouygues SA	1,106	38,231

Chiyoda Corp.*	6,611	13,636

Ferrovial SE	371	14,752

Fugro NV	2,325	61,950

Implenia AG	422	15,337

JGC Holdings Corp.	13,901	119,333

Obayashi Corp.	856	11,345

Vinci SA	63	7,200

TOTAL CONSTRUCTION & ENGINEERING		$281,784

CONSTRUCTION MATERIALS – 0.5%

Heidelberg Materials AG	2,062	215,305

Holcim AG*	5,153	482,806

Imerys SA	1,393	47,398

Semen Indonesia Persero Tbk PT	195,821	47,088

Taiheiyo Cement Corp.	2,866	79,032

Vicat SACA	1,221	42,484

TOTAL CONSTRUCTION MATERIALS		$914,113

CONSUMER FINANCE – 0.7%

American Express Co.	3,668	928,151

Credit Acceptance Corp.*	704	404,730

Marui Group Co. Ltd.	6,252	101,685

Vanquis Banking Group PLC	12,984	9,147

TOTAL CONSUMER FINANCE		$1,443,713

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.4%

Alimentation Couche-Tard, Inc.	9,167	565,099

Atacadao SA*	45,714	74,760

Carrefour SA	9,119	136,193

Costco Wholesale Corp.	170	139,740

J Sainsbury PLC	22,846	80,884

Koninklijke Ahold Delhaize NV	4,337	139,779

Performance Food Group Co.*	11,315	780,735

Tesco PLC	83	354

Tsuruha Holdings, Inc.	1,442	89,337

Walmart, Inc.	10,911	748,931

TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$2,755,812

CONTAINERS & PACKAGING – 0.2%

Ball Corp.	2,709	172,916

Nampak Ltd.*	525	10,752

Silgan Holdings, Inc.	5,361	275,716

TOTAL CONTAINERS & PACKAGING		$459,384

DISTRIBUTORS – 0.5%

Genuine Parts Co.	240	35,306

LKQ Corp.	21,500	892,250

TOTAL DISTRIBUTORS		$927,556

DIVERSIFIED REITS – 0.1%

British Land Co. PLC (The)	10,201	53,977

Land Securities Group PLC	8,558	69,916

Description	Number of Shares	Value

Nomura Real Estate Master Fund, Inc.	47	$46,339

DIVERSIFIED REITS		$170,232

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%

BT Group PLC	76,226	138,022

China Tower Corp. Ltd., Class H	691,992	85,028

Deutsche Telekom AG	878	22,967

Elisa OYJ	805	37,479

Koninklijke KPN NV	97,280	382,803

KT Corp., ADR	8,517	124,093

LG Uplus Corp.	10,223	74,477

Nippon Telegraph & Telephone Corp.	170,204	182,242

Orange Polska SA	34,773	69,674

Orange SA*	23,944	265,612

Proximus SADP	8,040	58,125

Swisscom AG	145	88,875

Telefonica Brasil SA	11,652	99,810

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,629,207

ELECTRIC UTILITIES – 0.8%

American Electric Power Co., Inc.	3,932	385,808

Duke Energy Corp.	4,860	531,052

Edison International	4,673	373,887

Iberdrola SA	12,848	169,360

Redeia Corp. SA	2,292	40,606

TOTAL ELECTRIC UTILITIES		$1,500,713

ELECTRICAL EQUIPMENT – 0.2%

AMETEK, Inc.	394	68,351

Cosel Co. Ltd.	4,144	34,025

Legrand SA	1,059	114,473

Schneider Electric SE	440	106,119

Ushio, Inc.	9,017	129,984

Zumtobel Group AG	1,808	11,114

TOTAL ELECTRICAL EQUIPMENT		$464,066

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%

Alps Alpine Co. Ltd.	5,865	62,759

Amphenol Corp., Class A	2,010	129,163

Canon Marketing Japan, Inc.	2,920	90,891

CDW Corp.	227	49,511

Flex Ltd.*	17,707	569,280

Foxconn Technology Co. Ltd.	20,165	40,060

Halma PLC	2,127	72,789

Keyence Corp.	1,009	443,797

Koa Corp.	3,852	34,379

Maxell Ltd.	4,561	52,763

Nichicon Corp.	7,838	57,972

Nippon Chemi-Con Corp.*	3,411	33,426

PAX Global Technology Ltd.	31,061	17,413

Shimadzu Corp.	2,349	69,903

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,724,106

ENERGY EQUIPMENT & SERVICES – 0.1%

China Oilfield Services Ltd., Class H	224,644	198,109

Trican Well Service Ltd.	9,847	35,946

TOTAL ENERGY EQUIPMENT & SERVICES		$234,055

July 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

ENTERTAINMENT – 1.0%

Avex, Inc.	4,080	$41,071

Capcom Co. Ltd.	1,444	30,865

DeNA Co. Ltd.	4,638	48,205

NetEase, Inc., ADR	645	59,411

NetEase, Inc.	17,736	331,890

Netflix, Inc.*	1,029	646,572

Nintendo Co. Ltd.	2,866	160,475

Spotify Technology SA*	1,376	473,261

Square Enix Holdings Co. Ltd.	1,686	57,309

Universal Music Group NV	1,951	46,431

TOTAL ENTERTAINMENT		$1,895,490

FINANCIAL SERVICES – 1.3%

Berkshire Hathaway, Inc., Class B*	1,421	623,108

Corpay, Inc.*	826	241,043

Fiserv, Inc.*	159	26,008

Investor AB, Class B	645	18,297

Jack Henry & Associates, Inc.	124	21,264

Mastercard, Inc., Class A	1,400	649,194

Mitsubishi HC Capital, Inc.	8,565	62,349

Visa, Inc., Class A	3,329	884,415

TOTAL FINANCIAL SERVICES		$2,525,678

FOOD PRODUCTS – 1.3%

Astral Foods Ltd.*	4,733	44,805

Barry Callebaut AG	10	16,121

Campbell Soup Co.	332	15,557

Chocoladefabriken Lindt & Spruengli AG	25	313,586

Conagra Brands, Inc.	55	1,668

Danone SA	586	38,153

General Mills, Inc.	777	52,168

Hershey Co. (The)	255	50,357

Hormel Foods Corp.	517	16,601

J.M. Smucker Co. (The)	182	21,467

JDE Peet’s NV	502	11,018

Kellanova	467	27,156

Kerry Group PLC, Class A	470	43,948

Kraft Heinz Co. (The)	1,453	51,160

McCormick & Co., Inc.	429	33,037

MEIJI Holdings Co. Ltd.	2,079	52,723

Mondelez International, Inc., Class A	1,621	110,795

Nestle SA	5,939	603,136

Nissin Foods Holdings Co. Ltd.	2,377	70,974

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	262,934	13,826

Tate & Lyle PLC	10,524	88,954

Thai Union Group PCL, Class F	136,498	55,526

Tyson Foods, Inc., Class A	7,511	457,420

Ulker Biskuvi Sanayi AS*	22,566	114,269

WH Group Ltd.	139,961	91,004

Yihai International Holding Ltd.	30,633	45,874

TOTAL FOOD PRODUCTS		$2,441,303

GAS UTILITIES – 0.8%

Atmos Energy Corp.	9,354	1,196,190

China Gas Holdings Ltd.	29,079	26,463

ENN Energy Holdings Ltd.	6,523	45,836

Description	Number of Shares	Value

Kunlun Energy Co. Ltd.	196,614	$190,754

Osaka Gas Co. Ltd.	2,971	67,569

Snam SpA	2,075	9,919

TOTAL GAS UTILITIES		$1,536,731

GROUND TRANSPORTATION – 1.6%

Ayvens SA	9,356	62,019

Canadian National Railway Co.	6,118	708,246

Central Japan Railway Co.	4,604	108,949

East Japan Railway Co.	2,057	38,791

Knight-Swift Transportation Holdings, Inc.	9,569	520,841

Old Dominion Freight Line, Inc.	3,322	698,218

TFI International, Inc.	1,721	267,888

Uber Technologies, Inc.*	6,747	434,979

U-Haul Holding Co.	2,967	189,087

West Japan Railway Co.	359	7,084

TOTAL GROUND TRANSPORTATION		$3,036,102

HEALTH CARE EQUIPMENT & SUPPLIES – 1.6%

Abbott Laboratories	4,873	516,245

Becton Dickinson & Co.	83	20,008

Coloplast A/S, Class B	703	91,410

Hoya Corp.	3,315	419,119

ICU Medical, Inc.*	2,226	282,657

IDEXX Laboratories, Inc.*	181	86,178

Koninklijke Philips NV*	8,282	233,760

Medtronic PLC	8,593	690,190

Paramount Bed Holdings Co. Ltd.	2,041	34,538

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	203,007	102,636

Siemens Healthineers AG	920	49,415

Stryker Corp.	1,820	595,959

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,122,115

HEALTH CARE PROVIDERS & SERVICES – 2.4%

Alfresa Holdings Corp.	4,935	77,877

BML, Inc.	3,077	61,723

Cencora, Inc.	293	69,699

CVS Health Corp.	111	6,697

Fresenius SE & Co. KGaA*	4,451	159,879

HCA Healthcare, Inc.	1,914	694,878

McKesson Corp.	794	489,914

Molina Healthcare, Inc.*	1,894	646,365

Netcare Ltd.	81,021	57,832

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	48,163	72,249

UnitedHealth Group, Inc.	4,205	2,422,753

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,759,866

HOTELS, RESTAURANTS & LEISURE – 1.8%

Aramark	5,495	188,314

Booking Holdings, Inc.	31	115,165

Choice Hotels International, Inc.	1,909	243,302

Compass Group PLC	16,387	504,749

Darden Restaurants, Inc.	2,450	358,411

DraftKings, Inc., Class A*	5,833	215,529

Flutter Entertainment PLC*	1,609	318,024

La Francaise des Jeux SAEM	596	23,156

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Marriott International, Inc., Class A	991	$225,254

McDonald’s Corp.	2,812	746,305

McDonald’s Holdings Co. Japan Ltd.	1,026	42,532

Meituan, Class B*	34,405	481,318

Trip.com Group Ltd., ADR*	1,278	54,353

Yum! Brands, Inc.	478	63,493

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,579,905

HOUSEHOLD DURABLES – 1.1%

Casio Computer Co. Ltd.	5,629	45,673

Coway Co. Ltd.	1,841	83,308

Crest Nicholson Holdings PLC	17,396	59,576

Garmin Ltd.	259	44,354

Lennar Corp., Class A	1,415	250,356

Nikon Corp.	12,019	139,241

NVR, Inc.*	91	783,281

Rinnai Corp.	3,880	95,831

Sekisui Chemical Co. Ltd.	11,055	167,775

Sekisui House Ltd.	8,993	226,918

Sony Group Corp.	3,639	328,665

TOTAL HOUSEHOLD DURABLES		$2,224,978

HOUSEHOLD PRODUCTS – 0.9%

Church & Dwight Co., Inc.	333	32,638

Henkel AG & Co. KGaA	1,729	134,072

Procter & Gamble Co. (The)	3,658	588,060

Reckitt Benckiser Group PLC	17,165	921,937

Unicharm Corp.	1,359	45,522

TOTAL HOUSEHOLD PRODUCTS		$1,722,229

INDUSTRIAL CONGLOMERATES – 0.5%

3M Co.	647	82,525

CK Hutchison Holdings Ltd.	18,665	97,950

Hikari Tsushin, Inc.	559	105,266

Honeywell International, Inc.	2,674	547,501

Smiths Group PLC	1,960	45,001

TOTAL INDUSTRIAL CONGLOMERATES		$878,243

INDUSTRIAL REITS – 0.1%

LaSalle Logiport REIT	108	106,843

Nippon Prologis REIT, Inc.	27	44,536

TOTAL INDUSTRIAL REITS		$151,379

INSURANCE – 7.0%

Admiral Group PLC	1,056	37,387

Ageas SA	3,376	161,273

AIA Group Ltd.	171,411	1,151,830

Allianz SE	1,947	549,542

Arthur J. Gallagher & Co.	3,265	925,595

AXA SA	16,454	578,561

Baloise Holding AG	231	41,450

Brown & Brown, Inc.	409	40,667

Caixa Seguridade Participacoes S/A	12,590	32,209

China Pacific Insurance Group Co. Ltd., Class H	92,277	245,667

China Reinsurance Group Corp., Class H	692,920	47,006

Chubb Ltd.	1,537	423,689

Dai-ichi Life Holdings, Inc.	9,271	287,651

Description	Number of Shares	Value

Enstar Group Ltd.*	915	$296,826

Everest Group Ltd.	816	320,582

Gjensidige Forsikring ASA	671	11,353

Globe Life, Inc.	6,167	571,928

Intact Financial Corp.	7,634	1,387,296

Japan Post Holdings Co. Ltd.	5,253	56,245

Japan Post Insurance Co. Ltd.	4,750	99,341

Markel Group, Inc.*	314	514,599

Marsh & McLennan Cos., Inc.	1,938	431,341

MS&AD Insurance Group Holdings, Inc.	32,296	772,232

Muenchener Rueckversicherungs AG	331	163,207

NN Group NV	3,339	167,456

Old Mutual Ltd.	123,174	83,322

PICC Property & Casualty Co. Ltd., Class H	433,853	568,634

Principal Financial Group, Inc.	5,030	409,995

Progressive Corp. (The)	2,236	478,772

Prudential PLC	16,366	147,107

Sampo OYJ, Class A	2,550	111,687

Swiss Life Holding AG	35	26,868

T&D Holdings, Inc.	45,571	866,672

Talanx AG	8,161	620,465

Tokio Marine Holdings, Inc.	15,436	620,511

Tongyang Life Insurance Co. Ltd.	3,354	19,416

Travelers Cos., Inc. (The)	269	58,222

Tryg A/S	1,967	43,075

Willis Towers Watson PLC	72	20,324

Zurich Insurance Group AG	314	172,856

TOTAL INSURANCE		$13,562,859

INTERACTIVE MEDIA & SERVICES – 2.9%

Alphabet, Inc., Class A	14,426	2,474,636

Alphabet, Inc., Class C	3,467	600,311

Baidu, Inc., Class A*	6,472	72,649

Kanzhun Ltd., ADR	10,184	138,299

Meta Platforms, Inc., Class A	1,789	849,471

Pinterest, Inc., Class A*	6,310	201,604

Tencent Holdings Ltd.	29,065	1,347,440

TOTAL INTERACTIVE MEDIA & SERVICES		$5,684,410

IT SERVICES – 1.5%

Accenture PLC, Class A	2,198	726,703

BIPROGY Inc	3,253	106,816

Capgemini SE	2,349	466,749

Cognizant Technology Solutions Corp., Class A	6,662	504,180

Dentsu Soken, Inc.	1,796	68,217

Future Corp.	13,191	150,925

Gartner, Inc.*	177	88,711

GoDaddy, Inc., Class A*	2,368	344,426

International Business Machines Corp.	842	161,782

NET One Systems Co. Ltd.	6,447	130,270

Nomura Research Institute Ltd.	638	19,889

Obic Co. Ltd.	761	115,822

Otsuka Corp.	2,387	53,076

SCSK Corp.	1,043	20,563

TIS, Inc.	2,191	47,241

TOTAL IT SERVICES		$3,005,370

July 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

LEISURE PRODUCTS – 0.3%

Bandai Namco Holdings, Inc.	3,563	$76,252

Roland Corp.	2,525	65,904

Sega Sammy Holdings, Inc.	14,705	240,249

Shimano, Inc.	558	99,565

Yamaha Corp.	4,177	100,239

TOTAL LEISURE PRODUCTS		$582,209

LIFE SCIENCES TOOLS & SERVICES – 0.8%

Agilent Technologies, Inc.	501	70,841

Danaher Corp.	2,887	799,930

ICON PLC*	1,035	339,936

Medpace Holdings, Inc.*	425	162,571

Mettler-Toledo International, Inc.*	76	115,598

Thermo Fisher Scientific, Inc.	111	68,081

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,556,957

MACHINERY – 2.5%

Alfa Laval AB	130	5,742

Amada Co. Ltd.	4,390	52,382

Atlas Copco AB, Class B	1,604	25,095

Daimler Truck Holding AG	4,098	158,509

Deere & Co.	1,162	432,241

Dover Corp.	237	43,670

Duerr AG	2,116	46,625

Fortive Corp.	1,975	141,904

Fuji Corp.	6,078	102,852

Graco, Inc.	2,741	233,122

Hino Motors Ltd.*	11,882	38,905

Hisaka Works Ltd.	2,170	15,789

IDEX Corp.	1,328	276,862

Kone OYJ, Class B	10,545	538,205

Kubota Corp.	11,050	160,802

Makino Milling Machine Co. Ltd.	824	37,293

Makita Corp.	3,461	114,085

MISUMI Group, Inc.	6,130	113,860

Nachi-Fujikoshi Corp.	2,053	45,910

Nordson Corp.	98	24,532

OKUMA Corp.	1,674	84,580

OSG Corp.	9,990	138,675

Otis Worldwide Corp.	3,320	313,740

PACCAR, Inc.	5,173	510,368

Schindler Holding AG	135	35,452

Schindler Holding AG	227	60,775

SKF AB, Class B	5,968	110,870

SMC Corp.	187	92,561

Snap-on, Inc.	91	26,120

Spirax Group PLC	417	48,568

Stanley Black & Decker, Inc.	184	19,434

Sumitomo Heavy Industries Ltd.	2,990	81,653

Tadano Ltd.	7,190	54,211

THK Co. Ltd.	9,182	175,666

Toyota Industries Corp.	467	39,996

Tsubakimoto Chain Co.	1,115	48,528

Volvo AB, Class B	14,382	367,030

TOTAL MACHINERY		$4,816,612

Description	Number of Shares	Value

MARINE TRANSPORTATION – 0.0%**

Kuehne + Nagel International AG	23	$7,140

MEDIA – 0.9%

Cable One, Inc.	222	91,770

Dentsu Group, Inc.	4,490	119,979

Hakuhodo DY Holdings, Inc.	8,690	71,467

Megacable Holdings SAB de CV	28,679	67,083

Metropole Television SA	3,773	49,327

Nippon Television Holdings, Inc.	6,599	106,823

Omnicom Group, Inc.	4,673	458,141

Publicis Groupe SA	4,373	457,271

RTL Group SA	1,846	58,237

Television Francaise 1 SA	8,700	76,596

TV Asahi Holdings Corp.	5,689	79,863

WPP PLC	17,040	164,425

TOTAL MEDIA		$1,800,982

METALS & MINING – 0.8%

Anglo American PLC	3,393	102,504

ARE Holdings, Inc.	5,738	78,598

Barrick Gold Corp.	6,607	122,411

BHP Group Ltd., ADR	3,915	217,400

Centamin PLC	42,334	68,953

Centerra Gold, Inc.	8,294	55,628

Dowa Holdings Co. Ltd.	2,130	78,785

Endeavour Mining PLC	2,671	58,773

Ferrexpo PLC*	31,958	23,787

Fresnillo PLC	9,945	75,175

Maruichi Steel Tube Ltd.	2,127	52,165

Neturen Co. Ltd.	4,175	30,657

Norsk Hydro ASA	2,880	15,943

OceanaGold Corp.	21,459	52,845

Rio Tinto PLC	9,517	614,910

TOTAL METALS & MINING		$1,648,534

MULTI-UTILITIES – 1.3%

Engie SA	92,957	1,462,764

National Grid PLC	45,462	576,255

Sempra	5,790	463,547

TOTAL MULTI-UTILITIES		$2,502,566

OFFICE REITS – 0.1%

BXP, Inc.	252	17,970

Japan Real Estate Investment Corp.	14	48,597

Nippon Building Fund, Inc.	17	65,705

TOTAL OFFICE REITS		$132,272

OIL, GAS & CONSUMABLE FUELS – 3.0%

ARC Resources Ltd.	3,684	63,746

BP PLC	47,898	282,538

Chevron Corp.	3,055	490,236

Coterra Energy, Inc.	31,018	800,264

Diamondback Energy, Inc.	1,957	395,921

Enbridge, Inc.	11,482	429,707

Eni SpA	24,665	395,013

Equinor ASA	18,809	499,937

Exxon Mobil Corp.	1,598	189,507

OMV AG	201	8,418

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

ONEOK, Inc.	235	$19,583

Shell PLC	29,950	1,093,463

TotalEnergies SE	17,846	1,206,728

Ultrapar Participacoes SA	6,334	24,917

Williams Cos., Inc. (The)	210	9,017

TOTAL OIL, GAS & CONSUMABLE FUELS		$5,908,995

PAPER & FOREST PRODUCTS – 0.1%

Mondi PLC	5,990	117,085

UPM-Kymmene OYJ	2,044	67,536

TOTAL PAPER & FOREST PRODUCTS		$184,621

PASSENGER AIRLINES – 0.1%

easyJet PLC	16,765	97,115

Japan Airlines Co. Ltd.	3,537	58,153

TOTAL PASSENGER AIRLINES		$155,268

PERSONAL CARE PRODUCTS – 0.8%

Beiersdorf AG	566	82,205

Kao Corp.	1,050	46,288

Unilever PLC	22,435	1,377,461

TOTAL PERSONAL CARE PRODUCTS		$1,505,954

PHARMACEUTICALS – 6.3%

Almirall SA	6,684	66,809

Astellas Pharma, Inc.	18,045	210,498

AstraZeneca PLC	8,116	1,290,418

AstraZeneca PLC, ADR	4,151	328,552

Chugai Pharmaceutical Co. Ltd.	14,543	641,599

Daiichi Sankyo Co. Ltd.	4,431	181,848

Eisai Co. Ltd.	789	30,337

Eli Lilly & Co.	591	475,324

Genomma Lab Internacional SAB de CV, Class B	80,841	83,093

GSK PLC	45,315	880,811

Johnson & Johnson	5,162	814,822

Kissei Pharmaceutical Co. Ltd.	1,193	27,833

Kyowa Kirin Co. Ltd.	4,833	102,561

Merck & Co., Inc.	7,954	899,836

Merck KGaA	3,647	654,407

Nippon Shinyaku Co. Ltd.	1,213	27,927

Novartis AG	23,468	2,635,688

Novo Nordisk A/S, Class B	1,093	144,562

Ono Pharmaceutical Co. Ltd.	9,036	134,962

Otsuka Holdings Co. Ltd.	2,730	141,471

Pfizer, Inc.*	27,715	846,416

Roche Holding AG	1,531	498,502

Roche Holding AG	55	19,412

Sanofi SA	1,937	199,842

Shionogi & Co. Ltd.	2,025	89,175

Takeda Pharmaceutical Co. Ltd.	8,885	255,153

Zoetis, Inc.	3,498	629,780

TOTAL PHARMACEUTICALS		$12,311,638

PROFESSIONAL SERVICES – 2.0%

Adecco Group AG	2,995	102,227

Automatic Data Processing, Inc.	1,877	492,938

Bureau Veritas SA	13,975	438,609

Description	Number of Shares	Value

dip Corp.	5,725	$117,515

en Japan, Inc.	5,319	100,092

Experian PLC	12,518	590,917

Hays PLC	51,301	62,059

Intertek Group PLC	176	11,426

MEITEC Group Holdings, Inc.	2,224	50,625

Open Up Group, Inc.	6,746	97,989

Pagegroup PLC	10,376	56,904

Paychex, Inc.	550	70,411

Persol Holdings Co. Ltd.	101,843	175,738

Randstad NV	2,134	103,836

Recruit Holdings Co. Ltd.	8,375	484,034

RELX PLC	3,875	182,971

SGS SA	846	92,624

SThree PLC	5,617	29,750

TechnoPro Holdings, Inc.	4,673	89,932

Transcosmos, Inc.	1,900	44,011

Wolters Kluwer NV	2,616	439,114

TOTAL PROFESSIONAL SERVICES		$3,833,722

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%

CK Asset Holdings Ltd.	22,437	85,867

Daito Trust Construction Co. Ltd.	1,412	170,933

Daiwa House Industry Co. Ltd.	1,148	32,899

KE Holdings, Inc., ADR	6,637	91,922

Mitsubishi Estate Co. Ltd.	9,080	156,046

Swiss Prime Site AG	431	43,235

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$580,902

RESIDENTIAL REITS – 0.0%**

Camden Property Trust	181	20,046

Equity Residential	65	4,526

UDR, Inc.	434	17,390

TOTAL RESIDENTIAL REITS		$41,962

RETAIL REITS – 0.2%

Simon Property Group, Inc.	2,388	366,415

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.1%

ams-OSRAM AG*	31,448	42,259

ASM Pacific Technology Ltd.	1,468	15,313

ASML Holding NV	452	416,045

Broadcom, Inc.	2,203	353,978

Disco Corp.	332	109,614

MediaTek, Inc.	8,400	311,774

Miraial Co. Ltd.	1,550	14,744

NVIDIA Corp.	27,740	3,246,135

NXP Semiconductors NV	1,851	487,109

Optorun Co. Ltd.	4,382	57,713

QUALCOMM, Inc.	1,614	292,053

Renesas Electronics Corp.	24,500	421,621

Rohm Co. Ltd.	17,117	234,123

Taiwan Semiconductor Manufacturing Co. Ltd.	14,900	423,383

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,777	460,427

Texas Instruments, Inc.	5,438	1,108,319

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$7,994,610

July 31, 2024 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

SOFTWARE – 4.2%

ANSYS, Inc.*	148	$46,417

Cadence Design Systems, Inc.*	435	116,432

Constellation Software, Inc.	628	1,981,494

Dassault Systemes SE	2,714	102,920

Intuit, Inc.	696	450,556

Lumine Group, Inc.*	864	23,123

Microsoft Corp.	10,902	4,560,852

Nemetschek SE	23	2,199

Oracle Corp. Japan	456	37,228

Roper Technologies, Inc.	183	99,689

Sage Group PLC (The)	2,275	31,762

Salesforce, Inc.	1,468	379,918

Synopsys, Inc.*	260	145,163

Topicus.com, Inc.	395	34,781

Trend Micro, Inc.	753	36,437

Tyler Technologies, Inc.*	71	40,336

TOTAL SOFTWARE		$8,089,307

SPECIALIZED REITS – 0.8%

American Tower Corp.	3,660	806,664

Crown Castle, Inc.	3,988	438,999

Public Storage	1,128	333,798

TOTAL SPECIALIZED REITS		$1,579,461

SPECIALTY RETAIL – 1.6%

ABC-Mart, Inc.	3,212	63,198

Adastria Co. Ltd.	1,896	41,956

CarMax, Inc.*	2,004	169,218

CECONOMY AG*	10,070	30,406

Home Depot, Inc. (The)	1,355	498,857

Industria de Diseno Textil SA	8,970	435,491

Kingfisher PLC	29,062	103,227

Lojas Renner SA	33,860	79,260

O’Reilly Automotive, Inc.*	570	642,014

Ross Stores, Inc.	2,265	324,416

Shimamura Co. Ltd.	1,483	72,702

TJX Cos., Inc. (The)	4,488	507,234

Xebio Holdings Co. Ltd.	5,098	41,177

ZOZO, Inc.	1,603	46,933

TOTAL SPECIALTY RETAIL		$3,056,089

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 3.0%

Apple, Inc.	25,316	5,622,177

Canon, Inc.	4,384	138,773

Catcher Technology Co. Ltd.	8,801	57,031

FUJIFILM Holdings Corp.	245	5,855

HP, Inc.	1,581	57,059

Quadient SA	2,804	55,716

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$5,936,611

TEXTILES, APPAREL & LUXURY GOODS – 0.5%

Burberry Group PLC	6,364	63,405

Deckers Outdoor Corp.*	43	39,673

Hermes International SCA	73	159,826

Lululemon Athletica, Inc.*	188	48,628

NIKE, Inc., Class B	5,082	380,439

Sanyo Shokai Ltd.	1,010	17,165

Description	Number of Shares	Value

Swatch Group AG – BR (The)	659	$135,779

Yue Yuen Industrial Holdings Ltd.	26,055	42,553

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$887,468

TOBACCO – 1.2%

British American Tobacco PLC	10,809	381,432

Japan Tobacco, Inc.	4,161	123,159

Philip Morris International, Inc.	15,450	1,779,222

TOTAL TOBACCO		$2,283,813

TRADING COMPANIES & DISTRIBUTORS – 1.9%

AerCap Holdings NV	8,829	829,484

Brenntag SE	9,269	660,265

Bunzl PLC	1,521	63,704

Fastenal Co.	3,303	233,687

ITOCHU Corp.	16,838	874,805

Marubeni Corp.	945	18,045

RS Group PLC	62,832	660,729

Sumitomo Corp.	4,823	121,633

Travis Perkins PLC	7,247	89,251

WW Grainger, Inc.	76	74,238

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,625,841

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Kamigumi Co. Ltd.	1,124	25,811

WATER UTILITIES – 0.0%**

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,804	90,352

WIRELESS TELECOMMUNICATION SERVICES – 0.9%

Empresa Nacional de Telecomunicaciones SA	12,647	35,564

KDDI Corp.	21,977	663,102

MTN Group Ltd.	13,028	56,590

SoftBank Corp.	10,516	137,939

T-Mobile US, Inc.	4,122	751,358

VEON Ltd., ADR*	1,692	45,058

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,689,611

TOTAL COMMON STOCKS (Cost $ 127,797,976)		$179,599,288

EXCHANGE-TRADED FUNDS – 0.0%**

EQUITY FUNDS – 0.0%**

iShares Core MSCI EAFE ETF	850	63,563

Next Funds Topix ETF	1,810	35,045

TOTAL EXCHANGE-TRADED FUNDS (Cost $ 77,334)		$98,608

PREFERRED STOCKS – 0.3%

CONSUMER DISCRETIONARY – 0.2%

Bayerische Motoren Werke AG 6.88%	1,361	116,878

Raizen SA 5.59%	139,800	74,396

Volkswagen AG 9.72%	1,595	178,143

TOTAL CONSUMER DISCRETIONARY		$369,417

CONSUMER STAPLES – 0.1%

Henkel AG & Co. KGaA 2.35%	1,102	94,338

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

MATERIALS – 0.0%**

Fuchs SE 2.85%	1,256	$54,671

TOTAL PREFERRED STOCKS (Cost $ 520,688)		$518,426

WARRANTS – 0.0%**

Constellation Software, Inc., Expire 03/31/40*,(1)	905	—

TOTAL WARRANTS (Cost $ —)		$—

MONEY MARKET FUND – 5.3%

Dreyfus Government Cash Management Fund, Institutional Shares 5.21%^	10,421,854	10,421,854

TOTAL MONEY MARKET FUND (Cost $ 10,421,854)		$10,421,854

TOTAL INVESTMENTS – 97.9% (COST $ 138,817,852)		$190,638,176

OTHER ASSETS LESS LIABILITIES – 2.1%		4,031,572

TOTAL NET ASSETS – 100.0%		$194,669,748

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$3,055,325	$—	$—	$3,055,325

Air Freight & Logistics	1,002,653	—	—	1,002,653

Automobile Components	1,389,253	—	—	1,389,253

Automobiles	1,848,633	—	—	1,848,633

Banks	11,206,130	505,190	—(a)	11,711,320

Beverages	2,550,305	246,194	—	2,796,499

Biotechnology	801,655	—	—	801,655

Broadline Retail	3,609,613	—	—	3,609,613

Building Products	1,026,573	—	—	1,026,573

Capital Markets	7,671,337	—	—	7,671,337

Chemicals	3,840,016	—	—	3,840,016

Commercial Services & Supplies	3,039,468	—	—	3,039,468

Communications Equipment	1,979,821	—	—	1,979,821

Construction & Engineering	281,784	—	—	281,784

Construction Materials	914,113	—	—	914,113

Consumer Finance	1,443,713	—	—	1,443,713

Consumer Staples Distribution & Retail	2,755,812	—	—	2,755,812

Containers & Packaging	459,384	—	—	459,384

Distributors	927,556	—	—	927,556

Diversified REITs	170,232	—	—	170,232

Diversified Telecommunication Services	1,629,207	—	—	1,629,207

Electric Utilities	1,500,713	—	—	1,500,713

Electrical Equipment	464,066	—	—	464,066

Electronic Equipment, Instruments & Components	1,724,106	—	—	1,724,106

Energy Equipment & Services	234,055	—	—	234,055

Entertainment	1,895,490	—	—	1,895,490

July 31, 2024 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Financial Services	$2,525,678	$—	$—	$2,525,678

Food Products	2,441,303	—	—	2,441,303

Gas Utilities	1,536,731	—	—	1,536,731

Ground Transportation	3,036,102	—	—	3,036,102

Health Care Equipment & Supplies	3,122,115	—	—	3,122,115

Health Care Providers & Services	4,759,866	—	—	4,759,866

Hotels, Restaurants & Leisure	3,579,905	—	—	3,579,905

Household Durables	2,085,737	139,241	—	2,224,978

Household Products	1,722,229	—	—	1,722,229

Industrial Conglomerates	878,243	—	—	878,243

Industrial REITs	151,379	—	—	151,379

Insurance	13,562,859	—	—	13,562,859

Interactive Media & Services	5,684,410	—	—	5,684,410

IT Services	3,005,370	—	—	3,005,370

Leisure Products	582,209	—	—	582,209

Life Sciences Tools & Services	1,556,957	—	—	1,556,957

Machinery	4,777,707	38,905	—	4,816,612

Marine Transportation	7,140	—	—	7,140

Media	1,800,982	—	—	1,800,982

Metals & Mining	1,648,534	—	—	1,648,534

Multi-Utilities	2,502,566	—	—	2,502,566

Office REITs	132,272	—	—	132,272

Oil, Gas & Consumable Fuels	5,908,995	—	—	5,908,995

Paper & Forest Products	184,621	—	—	184,621

Passenger Airlines	155,268	—	—	155,268

Personal Care Products	1,505,954	—	—	1,505,954

Pharmaceuticals	12,311,638	—	—	12,311,638

Professional Services	3,833,722	—	—	3,833,722

Real Estate Management & Development	580,902	—	—	580,902

Residential REITs	41,962	—	—	41,962

Retail REITs	366,415	—	—	366,415

Semiconductors & Semiconductor Equipment	7,994,610	—	—	7,994,610

Software	8,089,307	—	—	8,089,307

Specialized REITs	1,579,461	—	—	1,579,461

Specialty Retail	3,056,089	—	—	3,056,089

Technology Hardware, Storage & Peripherals	5,936,611	—	—	5,936,611

Textiles, Apparel & Luxury Goods	887,468	—	—	887,468

Tobacco	2,283,813	—	—	2,283,813

Trading Companies & Distributors	3,625,841	—	—	3,625,841

Transportation Infrastructure	25,811	—	—	25,811

Water Utilities	90,352	—	—	90,352

Wireless Telecommunication Services	1,689,611	—	—	1,689,611

Exchange-Traded Funds	98,608	—	—	98,608

Preferred Stocks	518,426	—	—	518,426

Warrants	—	—	—(a)	—

Money Market Fund	10,421,854	—	—	10,421,854

Total Investments in Securities	$189,708,646	$929,530	$—	$190,638,176

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$39,802	$—	$39,802

Financial Futures Contracts	124,026	—	—	124,026

Total Assets - Other Financial Instruments	$124,026	$39,802	$—	$163,828

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(545,266)	$—	$(545,266)

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Financial Futures Contracts	$(2,452,378)	$—	$—	$(2,452,378)

Total Liabilities - Other Financial Instruments	$(2,452,378)	$(545,266)	$—	$(2,997,644)

(a)	Includes internally fair valued securities currently priced at zero ($0).

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

EAFE	Europe, Australasia and Far East

ETF	Exchange-Traded Fund

EUR	Euro

FTSE	Financial Times Stock Exchange

GBP	British Pound Sterling

GDR	Global Depositary Receipt

HSCE	Hang Seng China Enterprises

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

STOXX	Stock Index of the Eurozone

TOPIX	Tokyo Stock Price Index

TSX	Toronto Stock Exchange

At July 31, 2024, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

		Contracts to	Contract	Contract	Unrealized	Unrealized
Settlement Date	Counterparty	Deliver/Receive	Amount	at Value	Appreciation	(Depreciation)
CONTRACTS PURCHASED
9/18/2024	CIBC World Markets Corp.	1,325,000 CAD	$964,880	$961,076	$ —	$ (3,804)
CONTRACTS SOLD
9/18/2024	JPMorgan Chase	151,900,000 JPY	975,144	1,021,411	—	(46,267)
9/17/2024	JPMorgan Chase	42,695,000 HKD	5,479,366	5,472,415	6,951	—
9/18/2024	Citibank N.A.	8,975,000 CAD	6,542,776	6,509,925	32,851	—
9/18/2024	Morgan Stanley	1,285,800,000 JPY	8,290,615	8,646,019	—	(355,404)
9/18/2024	Standard Chartered PLC	5,445,000 GBP	6,934,173	7,002,892	—	(68,719)

July 31, 2024 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

		Contracts to	Contract	Contract	Unrealized	Unrealized
Settlement Date	Counterparty	Deliver/Receive	Amount	at Value	Appreciation	(Depreciation)
CONTRACTS SOLD
9/18/2024	Deutsche Bank AG	7,066,000 EUR	$7,593,760	$7,664,832	$ —	$ (71,072)
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$39,802	$(545,266)

At July 31, 2024, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
SPI 200 Index	September 2024	18	$2,271,854	$2,372,171	$100,317	$ —
SHORT POSITIONS:
EXCHANGE-TRADED:
E-Mini Russell 2000 Index	September 2024	67	6,908,788	7,614,550	—	(705,762)
E-Mini S&P 500 Index	September 2024	80	22,048,025	22,232,000	—	(183,975)
E-Mini S&P Mid 400 Index	September 2024	21	6,151,974	6,552,210	—	(400,236)
Euro STOXX 50 Index	September 2024	106	5,619,881	5,618,912	969	—
FTSE 100 Index	September 2024	41	4,311,146	4,405,034	—	(93,888)
HSCE Index	August 2024	109	4,287,675	4,264,935	22,740	—
MSCI EAFE Index	September 2024	201	23,319,564	24,016,485	—	(696,921)
S&P TSX 60 Index	September 2024	22	4,135,702	4,414,819	—	(279,117)
TOPIX Index	September 2024	50	9,242,991	9,335,470	—	(92,479)
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$124,026	$(2,452,378)

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

July 31, 2024 (unaudited)